Income Taxes	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 - Income Taxes

The Company has incorporated as a taxable corporation for tax purposes. The Company files income tax returns in the U.S. federal and State of Michigan jurisdictions. For the six months ended June 30, 2018 and period from inception through December 31, 2017, the Company’s activities have not generated any taxable income or tax liabilities. Accordingly, a full valuation allowance has been recognized against any tax expense, provision or deferred tax benefits.

A reconciliation of the provision for income taxes to income taxes computed by applying the statutory United States federal rate to income before taxes is as follows:

	2018	2017

Income tax expense (recovery), computed at 34 percent of pretax income (loss)	$(102,921)	$(10,698)
Effect of nondeductible expenses	191	56
Changes to statutory tax rates	4,069	-
Change in valuation allowance	98,662	10,642
Total provision for income taxes	$1	$-

The income tax provision differs from the expense that would result from applying statutory rates to income before income taxes as a result of adjustments to the valuation allowance, expenses that are not deductible for tax purposes and the reduction in the federal income tax rate from 34 percent to 21 percent.

The details of the net deferred tax asset (liability) are as follows:

	2018	2017

Deferred tax assets:
Depreciation	$339	$83
Start-up and organizational costs	68,077	4,782
Stock compensation expense	16,530	-
Net operating loss carryforward	24,358	5,777
Gross deferred tax assets	109,304	10,642
Valuation allowance recognized for deferred tax assets	(109,304)	(10,642)
Net deferred tax assets	$-	$-

Deferred tax assets result primarily from various start-up operating costs that will be deductible when the Company is deemed to have begun trade or business, as well as net operating losses. The Company has approximately $116,000 of net operating loss carryforwards available to reduce future income taxes, of which approximately $17,000 of net operating loss carryforwards expire in 2037. Due to uncertainty as to the realization of the net operating loss carryforwards and other deferred tax assets as a result of its limited operating history and operating losses since inception, a full valuation allowance has been recorded against the Company’s deferred tax assets.

The Company does not have any material unrecognized tax benefits as of June 30, 2018 or December 31, 2017. The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later based upon ongoing analyses of tax laws, regulations, and interpretations thereof as well as other factors.

If applicable, the Company would classify any potential interest and penalties related to possible future liabilities for unrecognized income tax benefits as part of income taxes in the accompanying consolidated financial statements. No interest or penalties were recorded during the periods ended June 30, 2018 or December 31, 2017.

On December 22, 2017 the Tax Cuts and Jobs Act was signed into law effective December 31, 2017. The reduction of the corporate tax rates decreased the valuation of net deferred tax assets by approximately $4,000 at December 31, 2017.

Note 6—Income Taxes

For the three and nine months ended March 31, 2019 and prior periods since inception, the Company's activities have not generated any taxable income or tax liabilities. Accordingly, the Company has not recognized an income tax benefit for the three and nine months ended March 31, 2019.

The Company has approximately $2,178,000 of net operating loss carryforwards available to reduce future income taxes, of which approximately $17,000 of net operating loss carryforwards expire in 2037. Due to uncertainty as to the realization of the net operating loss carryforwards and other deferred tax assets as a result of the Company's limited operating history and operating losses since inception, a full valuation allowance has been recorded against the Company's deferred tax assets.